Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 29, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	GNI
Entity Registrant Name	GREAT NORTHERN IRON ORE PROPERTIES
Entity Central Index Key	0000043410
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	1,500,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 113,355,000